Consolidated Statements of Changes in Equity (Deficit) Statement - USD ($) $ in Thousands	Total	Ordinary shares	Share premium	Other capital reserves	Accumulated deficit	Cumulative translation adjustments	Accumulated other comprehensive income (loss)
Beginning balance (in shares) at Dec. 31, 2014		59,144,741
Beginning balance at Dec. 31, 2014	$ 25,115	$ 1,568	$ 165,507	$ 15,997	$ (157,363)	$ (2)	$ (592)
Loss for the year	(27,402)				(27,402)
Re-measurement gains (losses) on defined benefit plans	215						215
Foreign currency translation	(150)					(150)
Net gain (loss) on cash flow hedge	78						78
Total comprehensive income (loss)	(27,259)				(27,402)	(150)	293
Issue of shares in connection with the exercise of options and warrants (in shares)		22,000
Issue of shares in connection with the exercise of options and warrants	29		29
Transaction costs	0
Share-based payment	$ 867			867
Ending balance (in shares) at Dec. 31, 2015	59,166,741	59,166,741
Ending balance at Dec. 31, 2015	$ (1,248)	$ 1,568	165,536	16,864	(184,765)	(152)	(299)
Loss for the year	(24,787)				(24,787)
Re-measurement gains (losses) on defined benefit plans	120						120
Foreign currency translation	(375)					(375)
Net gain (loss) on cash flow hedge	(91)						(91)
Total comprehensive income (loss)	(25,133)				(24,787)	(375)	29
Issue of shares in connection with the exercise of options and warrants (in shares)		187,901
Issue of shares in connection with the exercise of options and warrants	279	$ 4	275
Transaction costs	(2,296)		(2,296)
Share-based payment	1,122			1,122
Issue of shares in connection with the public offering of September 2016 (Note 12) (in shares)		15,675,436
Issue of shares in connection with the public offering of June 2017 (Note 12)	25,865	$ 351	25,514
Reclassification of embedded derivative of convertible debts	$ 10,271			10,271
Ending balance (in shares) at Dec. 31, 2016	75,030,078	75,030,078
Ending balance at Dec. 31, 2016	$ 8,860	$ 1,923	189,029	28,257	(209,552)	(527)	(270)
Loss for the year	(26,160)				(26,160)
Re-measurement gains (losses) on defined benefit plans	(46)						(46)
Foreign currency translation	212					212
Net gain (loss) on cash flow hedge	195						195
Total comprehensive income (loss)	(25,799)				(26,160)	212	149
Issue of shares in connection with the exercise of options and warrants (in shares)		618,871
Issue of shares in connection with the exercise of options and warrants	966	$ 10	956
Transaction costs	(1,489)		(1,489)
Share-based payment	1,638			1,638
Issue of shares in connection with the public offering of September 2016 (Note 12) (in shares)		4,312,500
Issue of shares in connection with the public offering of June 2017 (Note 12)	16,387	$ 96	16,291
Conversion of convertible debt (in shares)		63,258
Conversion of convertible debt (Note 12)	167	$ 2	165
Convertible debt amendments (Note 14.1)	$ 3,418			3,418
Ending balance (in shares) at Dec. 31, 2017	80,024,707	80,024,707
Ending balance at Dec. 31, 2017	$ 4,148	$ 2,031	$ 204,952	$ 33,313	$ (235,712)	$ (315)	$ (121)